Geographical Information - Summary (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 52,705	$ 31,826	$ 132,870	$ 83,167	$ 123,284	$ 82,552
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	50,751	30,861	126,885	80,887	119,118	81,550
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,954	$ 965	$ 5,985	$ 2,280	$ 4,166	$ 1,002